Distribution of Profit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Distribution of Profit
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Percentage of annual appropriation to general reserve fund required	10.00%
Transferred to general reserve	¥ 234,425	¥ 135,797	¥ 55,190
Distribution of Profit
Amount of restricted capital and reserves not available for dividend distribution	1,957,529	1,157,529
WFOE
Distribution of Profit
Amount of restricted capital and reserves not available for dividend distribution	1,128,029	1,128,029
Consolidated VIE and VIE's subsidiaries
Distribution of Profit
Amount of restricted capital and reserves not available for dividend distribution	¥ 829,500	¥ 29,500